Schedule of aging list of trade receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Trade receivable	R$ 7,108,297	R$ 7,303,700
Current
Statement [Line Items]
Trade receivable	5,118,874	5,167,408
Past-due up to 60 days
Statement [Line Items]
Trade receivable	527,459	672,673
Past-due from 61 to 90 days
Statement [Line Items]
Trade receivable	104,694	131,798
Past-due from 91 to 120 days
Statement [Line Items]
Trade receivable	99,299	132,562
Past-due from 121 to 150 days
Statement [Line Items]
Trade receivable	83,083	104,628
Over 150 days past-due
Statement [Line Items]
Trade receivable	R$ 1,174,888	R$ 1,094,631